Fair Value Measurements - Summary of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Assets
Available for sale securities	₨ 1,383,573	$ 21,250	₨ 3,296,797
Foreign exchange derivative contracts, Current assets	48,837	750	63,818
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	1,383,573		3,296,797
Foreign exchange derivative contracts, Current assets			63,818
Foreign exchange derivative contracts, Noncurrent assets	48,837		61,120
Total assets	1,432,410	22,000	3,421,735
Other Liabilities
Fair valuation of swaps and options	331,314
Total Liabilities	331,314	5,089
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available for sale securities	1,383,573		3,296,797
Total assets	1,383,573	21,250	3,296,797
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Foreign exchange derivative contracts, Current assets			63,818
Foreign exchange derivative contracts, Noncurrent assets	48,837		61,120
Total assets	48,837	750	₨ 124,938
Other Liabilities
Fair valuation of swaps and options	331,314
Total Liabilities	₨ 331,314	$ 5,089